SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Cash distribution

On February 16, 2017, PBF GP’s board of directors declared a cash distribution, based on the results of the fourth quarter of 2016, of $0.45 per unit. The distribution is payable on March 13, 2017 to PBFX unitholders of record at the close of business on February 27, 2017.

Contribution Agreement

On February 15, 2017, the Partnership entered into a contribution agreement with PBF LLC pursuant to which PBF LLC has agreed to contribute to the Partnership all of the issued and outstanding limited liability company interests of Paulsboro Natural Gas Pipeline Company LLC. The transaction closed on February 28, 2017.

Affiliate Note Payable

In connection with the PNGPC Acquisition, on February 28, 2017, the Partnership, through its newly acquired subsidiary, PNGPC, entered into an $11,600 affiliate note payable in favor of Paulsboro Refining Company LLC, a wholly-owned subsidiary of PBF Holding, as consideration for the PNGPC Acquisition. The Affiliate Note Payable, including accrued interest, is payable on the later of October 1, 2017 or the date upon which the New Pipeline is completed. The outstanding principal shall bear interest at a rate equal to the lesser of (i) the per annum rate charged on the Partnership's Revolving Credit Facility and (ii) 8% per annum.

Storage Services Agreement

On February 15, 2017, the Partnership’s wholly-owned subsidiary, PBFX Op Co and PBF Holding entered into a ten-year storage services agreement (the “Chalmette Storage Agreement”) under which the Partnership, through PBFX Op Co, will provide storage services to PBF Holding upon the earlier of November 1, 2017 and the completion of construction of a new tank at PBF Holding’s Chalmette Refinery. PBFX Op Co and Chalmette Refining, L.L.C. (“Chalmette Refining”) have entered into a twenty-year lease for the premises upon which the tank will be located and a project management agreement pursuant to which Chalmette Refining will manage the construction of the tank.